Loans Receivable, Net - Summary of Company's Impaired Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	$ 552,406	$ 535,487
Specific Allowance for Impairment	1,929	3,841
Allowance for Loans not Impaired	6,753	6,807
One-to-Four Family Mortgages [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	155,252	162,335
Specific Allowance for Impairment	597	754
Allowance for Loans not Impaired	1,451	1,736
Home Equity Line of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	34,103	37,083
Specific Allowance for Impairment		68
Allowance for Loans not Impaired	218	306
Junior Liens [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	3,248	4,336
Specific Allowance for Impairment		196
Allowance for Loans not Impaired	39	34
Multi-Family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	29,736	33,056
Specific Allowance for Impairment		38
Allowance for Loans not Impaired	466	486
Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	10,618	18,900
Specific Allowance for Impairment
Allowance for Loans not Impaired	88	256
Land [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	34,681	45,906
Specific Allowance for Impairment	771	932
Allowance for Loans not Impaired	534	1,252
Non-Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	157,692	169,436
Specific Allowance for Impairment	465	1,424
Allowance for Loans not Impaired	2,254	2,209
Farmland [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	51,868
Specific Allowance for Impairment
Allowance for Loans not Impaired	510
Consumer Loan [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	11,167	13,886
Specific Allowance for Impairment	96	121
Allowance for Loans not Impaired	445	217
Commercial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	64,041	50,549
Specific Allowance for Impairment		308
Allowance for Loans not Impaired	748	311
Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	507,332	455,372
Pass [Member] | One-to-Four Family Mortgages [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	149,351	156,961
Pass [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	33,462	34,737
Pass [Member] | Junior Liens [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	3,126	3,821
Pass [Member] | Multi-Family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	29,736	27,463
Pass [Member] | Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	10,443	14,052
Pass [Member] | Land [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	19,899	14,374
Pass [Member] | Non-Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	143,044	146,443
Pass [Member] | Farmland [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	46,042
Pass [Member] | Consumer Loan [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	10,727	13,330
Pass [Member] | Commercial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	61,502	44,191
Special Mention [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	2,430	13,511
Special Mention [Member] | One-to-Four Family Mortgages [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	814	779
Special Mention [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total		1,109
Special Mention [Member] | Junior Liens [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	43	47
Special Mention [Member] | Multi-Family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total		1,478
Special Mention [Member] | Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total
Special Mention [Member] | Land [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	52	7,683
Special Mention [Member] | Non-Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	515	1,899
Special Mention [Member] | Farmland [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	480
Special Mention [Member] | Consumer Loan [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total
Special Mention [Member] | Commercial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	526	516
Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	42,644	66,604
Substandard [Member] | One-to-Four Family Mortgages [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	5,087	4,595
Substandard [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	641	1,237
Substandard [Member] | Junior Liens [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	79	468
Substandard [Member] | Multi-Family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total		4,115
Substandard [Member] | Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	175	4,848
Substandard [Member] | Land [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	14,730	23,849
Substandard [Member] | Non-Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	14,133	21,094
Substandard [Member] | Farmland [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	5,346
Substandard [Member] | Consumer Loan [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	440	556
Substandard [Member] | Commercial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	2,013	5,842
Impaired Loans Doubtful [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total
Impaired Loans Doubtful [Member] | One-to-Four Family Mortgages [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total
Impaired Loans Doubtful [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total
Impaired Loans Doubtful [Member] | Junior Liens [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total
Impaired Loans Doubtful [Member] | Multi-Family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total
Impaired Loans Doubtful [Member] | Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total
Impaired Loans Doubtful [Member] | Land [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total
Impaired Loans Doubtful [Member] | Non-Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total
Impaired Loans Doubtful [Member] | Farmland [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total
Impaired Loans Doubtful [Member] | Consumer Loan [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total
Impaired Loans Doubtful [Member] | Commercial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total